Goodwill and Other Intangible Assets (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 257,300	$ 257,300	$ 257,300
Total amortization expense	$ 72,000	$ 190,000